UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD  QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SMALL CAP STOCK FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48494-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
April 30, 2014 (unaudited)

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             COMMON STOCKS (94.7%)

             CONSUMER DISCRETIONARY (15.8%)
             ------------------------------
             APPAREL RETAIL (4.6%)
   100,795   Ann, Inc.*                                                  $    3,950
   705,000   Ascena Retail Group, Inc.*                                      12,126
    77,765   Buckle, Inc.                                                     3,654
   393,434   Cato Corp. "A"                                                  11,209
    37,500   DSW, Inc. "A"                                                    1,252
   618,000   Express, Inc.*                                                   9,004
   204,500   Francesca's Holdings Corp.*                                      3,346
   159,700   Genesco, Inc.*                                                  12,196
   393,150   Stage Stores, Inc.                                               7,541
                                                                         ----------
                                                                             64,278
                                                                         ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    33,200   Oxford Industries, Inc.                                          2,192
                                                                         ----------
             AUTO PARTS & EQUIPMENT (0.5%)
    63,510   Gentherm, Inc.*                                                  2,309
   294,600   Modine Manufacturing Co.*                                        4,855
                                                                         ----------
                                                                              7,164
                                                                         ----------
             AUTOMOTIVE RETAIL (1.9%)
   329,000   CST Brands, Inc.                                                10,735
   155,000   Group 1 Automotive, Inc.                                        11,180
    74,550   Monro Muffler Brake, Inc.                                        4,205
                                                                         ----------
                                                                             26,120
                                                                         ----------
             CASINOS & GAMING (0.1%)
    16,405   Churchill Downs, Inc.                                            1,441
                                                                         ----------
             EDUCATION SERVICES (0.7%)
    52,150   Grand Canyon Education, Inc.*                                    2,249
   393,430   Houghton Mifflin Harcourt Co.*                                   8,038
                                                                         ----------
                                                                             10,287
                                                                         ----------
             FOOTWEAR (0.5%)
   188,800   Crocs, Inc.*                                                     2,856
    48,700   Deckers Outdoor Corp.*                                           3,845
                                                                         ----------
                                                                              6,701
                                                                         ----------
             GENERAL MERCHANDISE STORES (0.7%)
   507,600   Fred's, Inc. "A"                                                 9,248
                                                                         ----------
             HOTELS, RESORTS & CRUISE LINES (0.7%)
    34,240   Choice Hotels International, Inc.                                1,513
   454,950   La Quinta Holdings, Inc.*                                        7,638
                                                                         ----------
                                                                              9,151
                                                                         ----------
             HOUSEHOLD APPLIANCES (1.4%)
   256,600   Helen of Troy Ltd.*                                             16,089

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1  | USAA Small Cap Stock Fund

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
    76,736   iRobot Corp.*                                               $    2,571
                                                                         ----------
                                                                             18,660
                                                                         ----------
             INTERNET RETAIL (0.1%)
    48,800   HomeAway, Inc.*                                                  1,592
                                                                         ----------
             LEISURE FACILITIES (0.7%)
   323,500   SeaWorld Entertainment, Inc.                                     9,724
                                                                         ----------
             LEISURE PRODUCTS (0.3%)
   228,500   Black Diamond, Inc.*                                             2,548
    28,600   Brunswick Corp.                                                  1,149
   102,763   Callaway Golf Co.                                                  895
                                                                         ----------
                                                                              4,592
                                                                         ----------
             MOVIES & ENTERTAINMENT (0.2%)
    97,590   IMAX Corp.*                                                      2,502
     2,370   Rentrak Corp.*                                                     135
                                                                         ----------
                                                                              2,637
                                                                         ----------
             PUBLISHING (0.6%)
   245,000   Scholastic Corp.                                                 8,063
                                                                         ----------
             RESTAURANTS (0.7%)
    65,925   BJ's Restaurants, Inc.*                                          1,882
    42,900   Brinker International, Inc.                                      2,108
    26,500   Buffalo Wild Wings, Inc.*                                        3,872
    62,400   Fiesta Restaurant Group, Inc.                                    2,285
                                                                         ----------
                                                                             10,147
                                                                         ----------
             SPECIALIZED CONSUMER SERVICES (1.0%)
   226,921   Matthews International Corp. "A"                                 9,156
    38,400   Outerwall, Inc.*                                                 2,663
    48,200   Steiner Leisure Ltd.*                                            2,081
                                                                         ----------
                                                                             13,900
                                                                         ----------
             SPECIALTY STORES (0.9%)
    41,600   Five Below, Inc.*                                                1,677
     8,800   Hibbett Sports, Inc.*                                              474
   115,639   MarineMax, Inc.*                                                 1,857
 2,146,000   Office Depot, Inc.*                                              8,777
                                                                         ----------
                                                                             12,785
                                                                         ----------
             Total Consumer Discretionary                                   218,682
                                                                         ----------
             CONSUMER STAPLES (2.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.7%)
   508,000   Darling Ingredients, Inc.*                                      10,165
                                                                         ----------
             FOOD RETAIL (1.1%)
   142,908   Casey's General Stores, Inc.                                     9,812
    31,140   Fresh Market, Inc.*                                              1,156
    48,800   Natural Grocers by Vitamin Cottage, Inc.                         1,737
   119,700   Pantry, Inc.*                                                    1,800
                                                                         ----------
                                                                             14,505
                                                                         ----------
             HYPERMARKETS & SUPER CENTERS (0.2%)
    24,000   PriceSmart, Inc.                                                 2,305
                                                                         ----------
             PACKAGED FOODS & MEAT (0.7%)
   236,604   Cranswick plc                                                    4,782
    99,100   Post Holdings, Inc.                                              5,179
                                                                         ----------
                                                                              9,961
                                                                         ----------
             Total Consumer Staples                                          36,936
                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             ENERGY (5.5%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
    49,500   Alpha Natural Resources, Inc.*                              $      213
   145,000   James River Coal Co.*                                               44
                                                                         ----------
                                                                                257
                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (2.6%)
   212,259   Era Group, Inc.                                                  6,060
   317,000   Forum Energy Technologies Inc.                                   9,465
 1,316,500   Key Energy Services, Inc.*                                      13,218
    84,459   SEACOR Holdings, Inc.*                                           7,043
    18,070   Superior Energy Services, Inc.                                     595
                                                                         ----------
                                                                             36,381
                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
   212,800   Bonanza Creek Energy, Inc.                                      10,346
   119,501   Diamondback Energy, Inc.                                         8,597
                                                                         ----------
                                                                             18,943
                                                                         ----------
             OIL & GAS REFINING & MARKETING (0.8%)
   236,170   Western Refining, Inc.                                          10,273
                                                                         ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.7%)
 1,114,700   Scorpio Tankers, Inc.                                           10,044
                                                                         ----------
             Total Energy                                                    75,898
                                                                         ----------
             FINANCIALS (16.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    16,520   Affiliated Managers Group, Inc.*                                 3,274
   257,886   Harris & Harris Group, Inc.*                                       926
   150,338   Safeguard Scientifics, Inc.*                                     3,159
   238,092   Solar Capital Ltd.                                               5,214
                                                                         ----------
                                                                             12,573
                                                                         ----------
             CONSUMER FINANCE (1.3%)
   298,000   Air Lease Corp.                                                 10,689
    12,900   Cash America International, Inc.                                   562
   385,000   Green Dot Corp. "A"*                                             6,687
                                                                         ----------
                                                                             17,938
                                                                         ----------
             LIFE & HEALTH INSURANCE (0.7%)
   216,200   Primerica, Inc.                                                  9,922
                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (2.3%)
   123,600   AMERISAFE, Inc.                                                  5,271
   263,834   Assured Guaranty Ltd.                                            6,308
   163,500   Hanover Insurance Group, Inc.                                    9,557
   240,000   ProAssurance Corp.                                              10,901
                                                                         ----------
                                                                             32,037
                                                                         ----------
             REGIONAL BANKS (7.4%)
   445,000   BBCN Bancorp, Inc.                                               6,858
   382,950   Cathay General Bancorp                                           9,038
   696,306   First Busey Corp.                                                3,830
   560,856   First Midwest Bancorp, Inc.                                      9,181
 1,676,160   First Niagara Financial Group, Inc.                             14,951
   241,629   Flushing Financial Corp.                                         4,644
   151,000   Hancock Holding Co.                                              5,093
   409,180   International Bancshares Corp.                                   9,395
   233,690   MB Financial, Inc.                                               6,272
   652,000   TCF Financial Corp.                                             10,237
   587,000   Umpqua Holdings Corp.                                            9,762
   352,700   Webster Financial Corp.                                         10,630

================================================================================

3  | USAA Small Cap Stock Fund

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
    50,380   Westamerica Bancorp                                         $    2,560
                                                                         ----------
                                                                            102,451
                                                                         ----------
             REINSURANCE (1.0%)
    90,300   Platinum Underwriters Holdings Ltd.                              5,663
   507,000   Third Point Reinsurance Ltd.                                     7,929
                                                                         ----------
                                                                             13,592
                                                                         ----------
             REITs - INDUSTRIAL (0.3%)
   175,300   STAG Industrial, Inc.                                            4,125
                                                                         ----------
             REITs - RESIDENTIAL (0.7%)
   508,960   Campus Crest Communities, Inc.                                   4,382
   556,300   Education Realty Trust, Inc.                                     5,674
                                                                         ----------
                                                                             10,056
                                                                         ----------
             REITs - SPECIALIZED (0.8%)
   455,094   DiamondRock Hospitality Co.                                      5,584
   523,200   Summit Hotel Properties, Inc.                                    4,740
                                                                         ----------
                                                                             10,324
                                                                         ----------
             THRIFTS & MORTGAGE FINANCE (0.6%)
   628,000   Northwest Bancshares, Inc.                                       8,346
                                                                         ----------
             Total Financials                                               221,364
                                                                         ----------
             HEALTH CARE (12.8%)
             -------------------
             BIOTECHNOLOGY (1.1%)
    87,040   Alkermes plc*                                                    4,026
   177,830   AVEO Pharmaceuticals, Inc.*                                        219
   133,300   Durata Therapeutics, Inc.*                                       1,805
   193,800   Exact Sciences Corp.*                                            2,325
    56,338   Harvard Apparatus Regenerative Technology Inc.*                    487
   225,352   Harvard Bioscience, Inc.*                                          951
   114,050   ImmunoGen, Inc.*                                                 1,476
   534,715   Nanosphere, Inc.*                                                  914
    76,337   PTC Therapeutics, Inc.*                                          1,492
    43,030   Sarepta Therapeutics, Inc.*                                      1,598
                                                                         ----------
                                                                             15,293
                                                                         ----------
             HEALTH CARE EQUIPMENT (1.9%)
   121,612   Cutera, Inc.*                                                    1,254
    99,466   Cynosure, Inc. "A"*                                              2,441
   169,515   Integra LifeSciences Holdings Corp.*                             7,726
   136,201   LeMaitre Vascular, Inc.                                          1,118
   163,980   Rockwell Medical, Inc.*                                          1,666
   149,300   STERIS Corp.                                                     7,174
   187,989   Syneron Medical Ltd.*                                            1,949
   184,229   Zeltiq Aesthetics, Inc.*                                         3,370
                                                                         ----------
                                                                             26,698
                                                                         ----------
             HEALTH CARE FACILITIES (0.9%)
   272,600   AmSurg Corp.*                                                   11,806
                                                                         ----------
             HEALTH CARE SERVICES (0.2%)
    72,048   CorVel Corp.*                                                    3,281
                                                                         ----------
             HEALTH CARE SUPPLIES (2.1%)
   390,500   Haemonetics Corp.*                                              11,855
   174,500   ICU Medical, Inc.*                                               9,734
   104,188   Vascular Solutions, Inc.*                                        2,283
   131,300   West Pharmaceutical Services, Inc.                               5,696
                                                                         ----------
                                                                             29,568
                                                                         ----------
             HEALTH CARE TECHNOLOGY (1.3%)
   410,566   Allscripts Healthcare Solutions, Inc.*                           6,249

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
   185,800   MedAssets, Inc.*                                            $    4,242
   464,000   Quality Systems, Inc.                                            6,853
                                                                         ----------
                                                                             17,344
                                                                         ----------
             LIFE SCIENCES TOOLS & SERVICES (1.8%)
    16,450   Bio-Rad Laboratories, Inc. "A"*                                  2,027
   156,350   Bruker Corp.*                                                    3,230
   222,700   Charles River Laboratories International, Inc.*                 11,963
   158,200   ICON plc*                                                        6,133
    47,562   Luminex Corp.*                                                     914
                                                                         ----------
                                                                             24,267
                                                                         ----------
             MANAGED HEALTH CARE (2.4%)
   345,560   Health Net, Inc.*                                               11,863
   179,000   Magellan Health Services, Inc.*                                 10,332
   163,000   WellCare Health Plans, Inc.*                                    10,998
                                                                         ----------
                                                                             33,193
                                                                         ----------
             PHARMACEUTICALS (1.1%)
   171,270   AcelRx Pharmaceuticals, Inc.*                                    1,853
    94,110   Auxilium Pharmaceuticals, Inc.*                                  2,119
   869,823   Durect Corp.*                                                    1,131
   339,900   Nektar Therapeutics*                                             4,001
   133,709   NuPathe, Inc., acquired 2/19/2014; cost $80*(b),(c)                 80
   209,700   Phibro Animal Health Corp. "A"*                                  3,703
   286,550   Sucampo Pharmaceuticals, Inc. "A"*                               1,980
                                                                         ----------
                                                                             14,867
                                                                         ----------
             Total Health Care                                              176,317
                                                                         ----------
             INDUSTRIALS (14.6%)
             -------------------
             AEROSPACE & DEFENSE (1.3%)
   160,788   Cubic Corp.                                                      7,626
   520,000   Exelis, Inc.                                                     9,641
    48,500   Taser International, Inc.*                                         783
                                                                         ----------
                                                                             18,050
                                                                         ----------
             AIR FREIGHT & LOGISTICS (1.1%)
   317,500   Atlas Air Worldwide Holdings, Inc.*                             11,109
   426,500   UTi Worldwide, Inc.                                              4,176
                                                                         ----------
                                                                             15,285
                                                                         ----------
             CONSTRUCTION & ENGINEERING (0.0%)
     9,350   Comfort Systems USA, Inc.                                          140
                                                                         ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   209,907   Douglas Dynamics, Inc.                                           3,541
                                                                         ----------
             DIVERSIFIED SUPPORT SERVICES (1.0%)
   217,000   G & K Services, Inc. "A"                                        11,488
    54,800   Mobile Mini, Inc.                                                2,421
                                                                         ----------
                                                                             13,909
                                                                         ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
   141,000   Regal-Beloit Corp.                                              10,537
                                                                         ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.6%)
   193,100   Ceco Environmental Corp.                                         3,068
   376,737   SP Plus Corp.*                                                   9,200
   340,300   Tetra Tech, Inc.*                                                9,757
                                                                         ----------
                                                                             22,025
                                                                         ----------
             HEAVY ELECTRICAL EQUIPMENT (0.5%)
    80,337   Power Solutions International, Inc.*                             6,648
                                                                         ----------

================================================================================

5  | USAA Small Cap Stock Fund

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    18,076   51job, Inc. ADR*                                            $    1,219
                                                                         ----------
             INDUSTRIAL MACHINERY (3.5%)
   309,999   Albany International Corp. "A"                                  11,154
   212,297   ESCO Technologies, Inc.                                          7,095
    59,500   John Bean Technologies Corp.                                     1,725
    85,929   Kennametal, Inc.                                                 4,015
   213,400   Luxfer Holdings plc ADR                                          4,215
   464,600   Mueller Industries, Inc.                                        13,445
    47,314   RBC Bearings, Inc.*                                              2,946
    69,919   Tennant Co.                                                      4,460
                                                                         ----------
                                                                             49,055
                                                                         ----------
             OFFICE SERVICES & SUPPLIES (1.2%)
   930,700   ACCO Brands Corp.*                                               5,705
   287,400   United Stationers, Inc.                                         10,786
                                                                         ----------
                                                                             16,491
                                                                         ----------
             RAILROADS (0.1%)
    19,100   Genesee & Wyoming, Inc. "A"*                                     1,891
                                                                         ----------
             RESEARCH & CONSULTING SERVICES (0.3%)
    19,300   Advisory Board Co.*                                              1,105
    16,597   Exponent, Inc.                                                   1,169
    52,270   FTI Consulting, Inc.*                                            1,793
                                                                         ----------
                                                                              4,067
                                                                         ----------
             SECURITY & ALARM SERVICES (0.4%)
   228,000   Brink's Co.                                                      5,800
                                                                         ----------
             TRADING COMPANIES & DISTRIBUTORS (2.3%)
   260,000   Beacon Roofing Supply, Inc.*                                     9,251
    42,286   DXP Enterprises, Inc.*                                           4,787
   191,900   GATX Corp.                                                      12,594
    81,213   Kaman Corp.                                                      3,409
   105,450   Titan Machinery, Inc.*                                           1,860
                                                                         ----------
                                                                             31,901
                                                                         ----------
             TRUCKING (0.2%)
    94,199   Celadon Group, Inc.                                              2,168
                                                                         ----------
             Total Industrials                                              202,727
                                                                         ----------
             INFORMATION TECHNOLOGY (18.1%)
             ------------------------------
             APPLICATION SOFTWARE (2.5%)
    52,251   Aspen Technology, Inc.*                                          2,246
    43,200   BroadSoft, Inc.*                                                 1,097
   115,800   Cadence Design Systems, Inc.*                                    1,802
   114,270   Monotype Imaging Holdings, Inc.                                  3,018
    76,200   PROS Holdings, Inc.*                                             2,088
    89,400   PTC, Inc.*                                                       3,162
    83,400   Qlik Technologies, Inc.*                                         1,833
 1,000,500   TiVo, Inc.*                                                     11,866
    12,350   Tyler Technologies, Inc.*                                        1,008
    15,600   Ultimate Software Group, Inc.*                                   1,866
    98,500   Verint Systems, Inc.*                                            4,311
                                                                         ----------
                                                                             34,297
                                                                         ----------
             COMMUNICATIONS EQUIPMENT (2.3%)
   132,605   ARRIS Group, Inc.*                                               3,460
    93,400   Aruba Networks, Inc.*                                            1,846
   146,800   Finisar Corp.*                                                   3,839
   732,000   JDS Uniphase Corp.*                                              9,274

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
   185,972   RADWARE Ltd.*                                               $    3,074
   140,200   Riverbed Technology, Inc.*                                       2,727
   253,450   Ruckus Wireless, Inc.                                            2,649
   273,200   ShoreTel, Inc.*                                                  2,063
    74,800   Ubiquiti Networks, Inc.*                                         2,897
                                                                         ----------
                                                                             31,829
                                                                         ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    98,395   Euronet Worldwide, Inc.*                                         4,525
   252,981   Global Cash Access Holdings, Inc.*                               1,670
   100,724   MAXIMUS, Inc.                                                    4,288
    15,700   VeriFone Systems, Inc.*                                            525
                                                                         ----------
                                                                             11,008
                                                                         ----------
             ELECTRONIC COMPONENTS (1.8%)
   293,220   Belden, Inc.                                                    21,643
    48,200   II-VI, Inc.*                                                       694
   109,700   InvenSense, Inc.                                                 2,362
                                                                         ----------
                                                                             24,699
                                                                         ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
    85,200   Coherent, Inc.*                                                  5,087
     9,000   FEI Co.                                                            716
    63,200   MTS Systems Corp.                                                4,074
    22,270   OSI Systems, Inc.*                                               1,243
   110,200   RealD, Inc.*                                                     1,208
    66,600   Zebra Technologies Corp. "A"*                                    4,625
                                                                         ----------
                                                                             16,953
                                                                         ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    16,000   IPG Photonics Corp.*                                             1,034
                                                                         ----------
             INTERNET SOFTWARE & SERVICES (1.7%)
   143,539   Aerohive Networks, Inc.*                                         1,488
    10,605   Benefitfocus, Inc.                                                 344
   140,844   Constant Contact, Inc.*                                          3,642
    11,719   CoStar Group, Inc.*                                              1,885
   124,200   E2open, Inc.*                                                    2,145
    52,250   Liquidity Services, Inc.*                                          901
   290,000   LivePerson, Inc.*                                                2,871
    85,612   Pandora Media, Inc.*                                             2,005
   197,300   Perficient, Inc.*                                                3,605
    68,778   SPS Commerce, Inc.*                                              3,563
    42,613   Textura Corp.*                                                     759
                                                                         ----------
                                                                             23,208
                                                                         ----------
             IT CONSULTING & OTHER SERVICES (1.4%)
    36,200   Acxiom Corp.*                                                    1,022
    34,800   EPAM Systems, Inc.                                               1,083
   215,409   Forrester Research, Inc.                                         7,632
   308,000   Unisys Corp.*                                                    7,506
    69,105   Virtusa Corp.*                                                   2,279
                                                                         ----------
                                                                             19,522
                                                                         ----------
             SEMICONDUCTOR EQUIPMENT (0.9%)
    80,984   Rudolph Technologies, Inc.*                                        738
   644,400   Teradyne, Inc.*                                                 11,386
                                                                         ----------
                                                                             12,124
                                                                         ----------
             SEMICONDUCTORS (1.9%)
    78,011   Ceva, Inc.*                                                      1,266
   483,940   Entropic Communications, Inc.*                                   1,786
   104,100   Inphi Corp.*                                                     1,540
    37,900   Intersil Corp. "A"                                                 468
    59,400   Mellanox Technologies Ltd.*                                      2,077
   409,284   Micrel, Inc.                                                     4,076

================================================================================

7  | USAA Small Cap Stock Fund

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
   454,500   Microsemi Corp.*                                            $   10,690
    32,500   Monolithic Power Systems, Inc.*                                  1,206
   130,300   Pericom Semiconductor Corp.*                                     1,051
    33,000   Silicon Laboratories, Inc.*                                      1,483
                                                                         ----------
                                                                             25,643
                                                                         ----------
             SYSTEMS SOFTWARE (1.3%)
    46,700   Allot Communications Ltd.*                                         637
   419,680   AVG Technologies N.V.                                            7,860
    79,700   Gigamon, Inc.*                                                   1,257
   118,700   Infoblox, Inc.*                                                  2,329
    18,100   Progress Software Corp.*                                           388
    61,000   Proofpoint, Inc.*                                                1,552
   128,600   Qualys, Inc.*                                                    2,481
    40,100   Red Hat, Inc.*                                                   1,951
                                                                         ----------
                                                                             18,455
                                                                         ----------
             TECHNOLOGY DISTRIBUTORS (0.5%)
   191,800   ScanSource, Inc.*                                                7,367
                                                                         ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.7%)
   504,700   Diebold, Inc.                                                   18,982
     3,438   Stratasys Ltd.*                                                    333
   205,900   Super Micro Computer, Inc.*                                      4,192
                                                                         ----------
                                                                             23,507
                                                                         ----------
             Total Information Technology                                   249,646
                                                                         ----------
             MATERIALS (7.0%)
             ----------------
             ALUMINUM (0.8%)
   150,000   Kaiser Aluminum Corp.                                           10,560
                                                                         ----------
             COMMODITY CHEMICALS (1.2%)
   190,000   Cabot Corp.                                                     10,982
   145,400   Koppers Holdings, Inc.                                           6,208
                                                                         ----------
                                                                             17,190
                                                                         ----------
             DIVERSIFIED METALS & MINING (0.8%)
   245,810   US Silica Holdings, Inc.                                        11,103
                                                                         ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
   165,000   Scotts Miracle-Gro Co. "A"                                      10,100
                                                                         ----------
             FOREST PRODUCTS (0.5%)
   113,430   Deltic Timber Corp.                                              6,891
                                                                         ----------
             METAL & GLASS CONTAINERS (0.4%)
   115,550   Greif, Inc. "A"                                                  6,262
                                                                         ----------
             PAPER PRODUCTS (0.2%)
    50,800   Schweitzer-Mauduit International, Inc.                           2,217
                                                                         ----------
             SPECIALTY CHEMICALS (1.7%)
   149,305   Innospec, Inc.                                                   6,429
    71,100   OM Group, Inc.                                                   2,083
     5,736   Quaker Chemical Corp.                                              427
   130,674   Sensient Technologies Corp.                                      7,063
   408,461   Zep, Inc.                                                        7,062
                                                                         ----------
                                                                             23,064
                                                                         ----------
             STEEL (0.7%)
   160,000   Carpenter Technology Corp.                                      10,048
                                                                         ----------
             Total Materials                                                 97,435
                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.8%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   402,500   Telephone & Data Systems, Inc.                              $   10,944
                                                                         ----------
             UTILITIES (1.4%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
   108,800   UNS Energy Corp.                                                 6,535
                                                                         ----------
             GAS UTILITIES (0.9%)
    93,200   Laclede Group, Inc.                                              4,419
    78,650   New Jersey Resources Corp.                                       3,911
   117,900   WGL Holdings, Inc.                                               4,691
                                                                         ----------
                                                                             13,021
                                                                         ----------
             Total Utilities                                                 19,556
                                                                         ----------
             Total Common Stocks (cost: $1,018,649)                       1,309,505
                                                                         ----------
             MONEY MARKET INSTRUMENTS (4.8%)

             MONEY MARKET FUNDS (4.8%)
66,871,781   State Street Institutional Liquid Reserve Fund, 0.07% (a)       66,872
                                                                         ----------
             Total Money Market Instruments (cost: $66,872)                  66,872
                                                                         ----------

             TOTAL INVESTMENTS (COST: $1,085,521)                        $1,376,377
                                                                         ==========

($ IN 000s)                              VALUATION HIERARCHY
                                         -------------------

                              (LEVEL 1)      (LEVEL 2)      (LEVEL 3)
                            QUOTED PRICES      OTHER       SIGNIFICANT
                              IN ACTIVE     SIGNIFICANT   UNOBSERVABLE
                               MARKETS      OBSERVABLE       INPUTS
                            FOR IDENTICAL     INPUTS
ASSETS                          ASSETS                                           TOTAL
--------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks             $   1,309,425   $        --   $         80   $   1,309,505
Money Market Instruments:
  Money Market Funds               66,872            --             --          66,872
--------------------------------------------------------------------------------------
Total                       $   1,376,297   $        --   $         80   $   1,376,377
--------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                      COMMON STOCKS
-----------------------------------------------------------------------------------
Balance as of July 31, 2013                                                      $-
Purchases                                                                        80
Sales                                                                             -
Transfers into Level 3                                                            -
Transfers out of Level 3                                                          -
Net realized gain (loss) on investments                                           -
Change in net unrealized appreciation/depreciation of investments                 -
-----------------------------------------------------------------------------------
Balance as of April 30, 2014                                                    $80
-----------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

9  | USAA Small Cap Stock Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

10  | USAA Small Cap Stock Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

11  | USAA Small Cap Stock Fund

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by using inputs such as the last quoted price of the discounted underlying security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $323,184,000 and $32,328,000, respectively, resulting in net unrealized appreciation of $290,856,000.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,383,170,000 at April 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT  Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2014.
(b) Security was fair valued at April 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $80,000, which represented less than 0.1% of net assets of the Fund.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2014, was $80,000, which represented less than 0.1% of the Fund's net assets.
*   Non-income-producing security.

================================================================================

13  | USAA Small Cap Stock Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      06/24/2014
         ------------------------------